Gabelli ESG Fund, Inc.

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.9%
	Airlines — 0.2%
1,400	Delta Air Lines Inc.	$81,872

	Automotive — 1.4%
4,500	Daimler AG	249,204
2,300	Toyota Motor Corp., ADR	323,242

		572,446

	Automotive: Parts and Accessories — 1.3%
5,000	Genuine Parts Co.	531,150

	Beverage — 4.1%
17,800	Danone SA	1,475,513
3,600	The Coca-Cola Co.	199,260

		1,674,773

	Broadcasting — 3.4%
2,500	Liberty Broadband Corp., Cl. C†	314,375
14,500	Liberty Media Corp.-
	Liberty Braves, Cl. C†	428,330
13,500	Liberty Media Corp.-
	Liberty SiriusXM, Cl. C†	649,890

		1,392,595

	Building and Construction — 1.2%
12,700	Johnson Controls International plc	517,017

	Business Services — 1.9%
7,000	Macquarie Infrastructure Corp.	299,880
13,000	ServiceMaster Global Holdings Inc.†	502,580

		802,460

	Cable and Satellite — 2.3%
15,600	Comcast Corp., Cl. A	701,532
5,700	EchoStar Corp., Cl. A†	246,867

		948,399

	Computer Hardware — 0.7%
2,325	International Business Machines Corp.	311,643

	Computer Software and Services — 7.2%
875	Alphabet Inc., Cl. A†	1,171,966
3,400	Cisco Systems Inc.	163,064
4,200	Dell Technologies Inc., Cl. C†.	215,838
46,000	Hewlett Packard Enterprise Co.	729,560
8,200	Intel Corp.	490,770
1,225	Microsoft Corp.	193,183

		2,964,381

	Consumer Products — 4.5%
3,000	Energizer Holdings Inc.	150,660
24,750	Sony Corp., ADR	1,683,000

		1,833,660

	Diversified Industrial — 2.3%
2,500	Acuity Brands Inc.	345,000

Shares		Market Value
2,600	Agilent Technologies Inc.	$221,806
19,100	General Electric Co.	213,156
925	Union Pacific Corp.	167,231

		947,193

	Energy and Utilities — 3.2%
5,500	NextEra Energy Inc.	1,331,880

	Entertainment — 2.4%
3,500	The Walt Disney Co.	506,205
16,200	Vivendi SA	469,191

		975,396

	Environmental Services — 2.7%
25,000	BioHiTech Global Inc.†	42,500
37,000	Evoqua Water Technologies Corp.†	701,150
4,000	Waste Connections Inc.	363,160

		1,106,810

	Equipment and Supplies — 4.2%
4,000	Flowserve Corp.	199,080
20,000	Mueller Water Products Inc., Cl. A	239,600
400	Parker-Hannifin Corp.	82,328
12,000	Watts Water Technologies Inc., Cl. A	1,197,120

		1,718,128

	Financial Services — 20.5%
99,020	Aegon NV	451,727
13,300	Ally Financial Inc.	406,448
8,500	American Express Co.	1,058,165
67,500	Commerzbank AG	417,720
32,500	Credit Agricole SA	471,186
57,000	Daiwa Securities Group Inc.	290,102
3,734	Diamond Hill Investment Group Inc.	524,478
15,500	Franklin Resources Inc.	402,690
109,000	Hang Lung Group Ltd.	269,412
15,800	Janus Henderson Group plc	386,310
13,300	Kinnevik AB, Cl. B	325,175
11,217	NN Group NV	425,529
8,700	PayPal Holdings Inc.†	941,079
9,944	Societe Generale SA	345,948
74,000	Standard Chartered plc	698,302
2,900	State Street Corp.	229,390
15,000	The Bank of New York Mellon Corp.	754,950

		8,398,611

	Food — 11.6%
43,000	Conagra Brands Inc.	1,472,320
15,000	Mondelēz International Inc., Cl. A	826,200
13,050	Nestlé SA	1,412,873
8,500	The Hain Celestial Group Inc.†	220,617
14,300	Unilever plc, ADR	817,531

		4,749,541

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care — 11.1%
2,900	Baxter International Inc.	$242,498
20,900	Bristol-Myers Squibb Co.	1,341,571
1,700	Cigna Corp.	347,633
1,100	Corteva Inc.	32,516
5,200	GlaxoSmithKline plc, ADR	244,348
9,000	Henry Schein Inc.†	600,480
5,300	Medtronic plc	601,285
7,900	Takeda Pharmaceutical Co. Ltd., ADR	155,867
7,400	Zoetis Inc.	979,390

		4,545,588

	Machinery — 6.8%
113,500	CNH Industrial NV	1,248,500
19,700	Xylem Inc.	1,552,163

		2,800,663

	Real Estate Investment Trusts — 0.4%
1,000	Simon Property Group Inc.	148,960

	Retail — 1.1%
3,950	Lowe’s Companies Inc.	473,052

	Semiconductors — 0.3%
500	NVIDIA Corp.	117,650

	Specialty Chemicals — 1.5%
500	DuPont de Nemours Inc.	32,100
4,400	International Flavors & Fragrances Inc.	567,688

		599,788

Shares		Market Value
	Telecommunications — 2.6%
5,500	AT&T Inc.	$ 214,940
11,000	Loral Space & Communications Inc.†	355,520
493	Millicom International Cellular SA, SDR	23,612
24,500	Vodafone Group plc, ADR	473,585

		1,067,657

	TOTAL COMMON STOCKS	40,611,313

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$ 440,000	U.S. Treasury Bills, 1.545% to 1.551%††, 03/19/20 to 03/26/20	438,555

	TOTAL INVESTMENTS — 100.0% (Cost $30,368,405)	$41,049,868

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

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